Related-Parties Transactions - Balances and Transaction with Related Parties (Parenthetical) (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2016	May 31, 2024	May 31, 2023	May 31, 2022
Related Party Transaction [Line Items]
Payment towards loans to related parties			$ 1,388	$ 2,387	$ 41,226
Operating lease right of use assets			653,905	439,535
Operating lease liabilities			647,927
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current			4,403	9,383
Payment towards loans to related parties			1,388	2,387	41,226
Related party costs			48	1,766	54,695
Metropolis Holding China Limited [Member]
Related Party Transaction [Line Items]
Operating lease right of use assets			11,696	15,920
Operating lease liabilities			11,637	15,723
Metropolis Holding China Limited [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Long-term investment under equity method and carrying amount			3,130	1,398
Metropolis Holding China Limited [Member] | Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]		1,399	2,435
Dianshi jingwei [Member]
Related Party Transaction [Line Items]
Percentage of equity interest sold		51.00%
Dianshi jingwei [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Related party costs					52,380
MaxEn [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Payment towards loans to related parties					38,130
MaxEn [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payment towards loans to related parties	[2]				38,130
Edutainment World [Member] | Long Term Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[3]		2,944	4,086
Related party costs	[3]		$ 48	$ 1,253	$ 186

[1]	As of May 31, 2023 and 2024, the current amounts due from Metropolis, which is an entity acquired by a company wholly-owned by Mr. Yu, the chairman of the Company, were US$2,435 and US$1,399, respectively and the non-current amounts due from Metropolis were US$1,398 and US$3,130, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2023 and 2024, the right-of-use assets related to the leases rented from Metropolis were US$15,920 and US$11,696, respectively, and the relevant lease liabilities were US$15,723 and US$11,637, respectively.
[2]	For the year ended May 31, 2022, the Group provided the loans in aggregate of US$38,130 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2022, the outstanding balance of the loans was fully impaired.
[3]	Although the Group can exercise significant influence over Edutainment World, the investment of preferred shares are with substantive liquidation rights and therefore not deemed in substance common shares, the investment of preferred shares was accounted for as investment without readily determinable fair values in accordance with ASC 321. For the year ended May 31, 2022, 2023 and 2024, the Group provided services to Edutainment World, from which the unpaid balance was US$4,086 and US$2,944 as of May 31, 2023 and 2024, respectively.